EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in a supplement to the Prospectus dated April 29, 2012, for Calamos Growth and Income Portfolio, a series of Calamos Advisors Trust, filed with the Securities and Exchange Commission on December 19, 2012 (Accession No. 0001193125-12-508267), the purpose of which was to make certain clarifications to the Portfolio’s risk/return summary information.